Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Operating Segments

	01/01 to 12/31/2020
	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	72,680	32,187	9,918	114,785	(14,586)	100,199
Interest margin (1)	41,818	19,883	8,394	70,095	(20,042)	50,053
Revenues from banking services and bank charges	23,918	11,911	1,401	37,230	1,327	38,557
Income from insurance and private pension operations before claim andselling expenses	6,944	393	123	7,460	(2,972)	4,488
Other revenues	—	—	—	—	7,101	7,101
Cost of Credit	(21,247)	(8,968)	6	(30,209)	5,583	(24,626)
Claims	(1,345)	(8)	—	(1,353)	(1)	(1,354)
Operating margin	50,088	23,211	9,924	83,223	(9,004)	74,219
Other operating income / (expenses)	(40,221)	(16,133)	(650)	(57,004)	(11,985)	(68,989)
Non-interest expenses (2)	(35,310)	(14,592)	(287)	(50,189)	(14,018)	(64,207)
Tax expenses for ISS, PIS and COFINS and Other	(4,911)	(1,541)	(363)	(6,815)	634	(6,181)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	1,399	1,399
Income before income tax and social contribution	9,867	7,078	9,274	26,219	(20,989)	5,230
Income tax and social contribution	(3,071)	(1,893)	(3,099)	(8,063)	17,897	9,834
Non-controlling interest in subsidiaries	(175)	601	(46)	380	3,452	3,832
Net income	6,621	5,786	6,129	18,536	360	18,896

Total assets (*) – 12/31/2020	1,265,620	981,034	143,715	2,112,586	(93,335)	2,019,251

Total liabilities – 12/31/2020	1,218,977	915,253	108,432	1,964,880	(100,154)	1,864,726

(*) Includes:
Investments in associates and joint ventures	2,012	—	13,879	15,891	(321)	15,570
Fixed assets, net	4,587	806	—	5,393	1,544	6,937
Goodwill and Intangible assets, net	4,978	9,901	—	14,879	2,451	17,330

(1)
Includes interest and similar income, expenses and dividend of R$ 55,420, net gains (loss) on investment securities and derivatives of R$ (8,056) and results from foreign exchange operations and exchange variation of transactions abroad of R$ 2,689.

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (5,064).
(3)
The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.

	01/01 to 12/31/2019
	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	79,227	30,650	9,913	119,790	(2,711)	117,079
Interest margin (1)	46,764	18,778	9,088	74,630	(5,280)	69,350
Commissions and Banking Fees	25,411	11,306	590	37,307	1,725	39,032
Income from insurance and private pension operations before claim and selling expenses	7,052	566	235	7,853	(3,300)	4,553
Other revenues	—	—	—	—	4,144	4,144
Cost of Credit	(16,072)	(2,082)	—	(18,154)	882	(17,272)
Claims	(1,206)	(59)	—	(1,265)	(30)	(1,295)
Operating margin	61,949	28,509	9,913	100,371	(1,859)	98,512
Other operating income / (expenses)	(41,430)	(15,403)	(986)	(57,819)	(9,450)	(67,269)
Non-interest expenses (2)	(36,346)	(13,940)	(365)	(50,651)	(10,361)	(61,012)
Tax expenses for ISS, PIS and COFINS and Other	(5,084)	(1,463)	(621)	(7,168)	(404)	(7,572)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	1,315	1,315
Income before income tax and social contribution	20,519	13,106	8,927	42,552	(11,309)	31,243
Income tax and social contribution	(7,095)	(3,856)	(2,545)	(13,496)	10,066	(3,430)
Non-controlling interest in subsidiaries	(198)	(444)	(51)	(693)	(7)	(700)
Net income	13,226	8,806	6,331	28,363	(1,250)	27,113

Total assets (*) – 12/31/2019	1,056,275	682,271	147,901	1,738,713	(101,232)	1,637,481

Total liabilities – 12/31/2019	1,013,186	625,614	104,799	1,595,865	(107,849)	1,488,016

(*) Includes:
Investments in associates and joint ventures	1,911	—	13,666	15,577	(480)	15,097
Fixed assets, net	5,252	1,160	—	6,412	754	7,166
Goodwill and Intangible assets, net	6,681	7,645	—	14,326	5,393	19,719

(1)
Includes interest and similar income,expenses and dividend of R$ 64,325, net gains (loss) on investment securities and derivatives of R$ 4,098 and results from foreign exchange operations and exchange variation of transactions abroad of R$ 927.

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (4,630).
(3)
The IFRS Consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

	01/01 to 12/31/2018
	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	72,182	29,389	10,246	111,817	(7,617)	104,200
Interest margin (1)	40,243	18,930	9,912	69,085	(8,380)	60,705
Commissions and Banking Fees	25,131	9,810	138	35,079	1,730	36,809
Income from insurance and private pension operations before claim and selling expenses	6,808	649	196	7,653	(3,692)	3,961
Other revenues	—	—	—	—	2,725	2,725
Cost of Credit	(12,526)	(1,540)	—	(14,066)	5,112	(8,954)
Claims	(1,160)	(68)	—	(1,228)	—	(1,228)
Operating margin	58,496	27,781	10,246	96,523	(2,505)	94,018
Other operating income / (expenses)	(40,002)	(15,217)	(1,070)	(56,289)	(7,121)	(63,410)
Non-interest expenses (2)	(35,296)	(13,817)	(331)	(49,444)	(8,094)	(57,538)
Tax expenses for ISS, PIS and COFINS and Other	(4,706)	(1,400)	(739)	(6,845)	226	(6,619)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	747	747
Net income before income tax and social contribution	18,494	12,564	9,176	40,234	(9,626)	30,608
Income tax and social contribution	(6,939)	(3,829)	(2,964)	(13,732)	8,763	(4,969)
Non-controlling interest in subsidiaries	(184)	(550)	(35)	(769)	37	(732)
Net income	11,371	8,185	6,177	25,733	(826)	24,907

Total assets (*) – 12/31/2018	1,042,145	655,393	142,853	1,649,613	(96,816)	1,552,797

Total liabilities – 12/31/2018	1,005,194	597,528	93,546	1,505,490	(103,159)	1,402,331

(*) Includes:
Investments in associates and joint ventures	1,220	—	11,438	12,658	(639)	12,019
Fixed assets, net	5,526	879	—	6,405	897	7,302
Goodwill and Intangible assets, net	6,845	8,178	—	15,023	4,306	19,329

(1)
Includes net interest and similar income and expenses of R$ 62,565, net gain (loss) on investment securities and derivatives of R$ (4,834) and foreign exchange results and exchange variation on transactions of abroad R$ 2,974.

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (3,332).
(3)
The IFRS Consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

Summary of Result of Non-Current Assets and Main Services and Products by Geographic Region
c) Result of Non-Current Assets and Main Services and Products by Geographic Region

	12/31/2020			12/31/2019
	Brazil	Abroad	Total	Brazil	Abroad	Total
Non-current assets	17,095	7,172	24,267	16,123	10,762	26,885

	01/01 to 12/31/2020			01/01 to 12/31/2019			01/01 to 12/31/2018
	Brazil	Abroad	Total	Brazil	Abroad	Total	Brazil	Abroad	Total
Income related to financial operations (1) (2)	102,016	21,595	123,611	117,541	27,767	145,308	108,362	22,955	131,317
Income from insurance and private pension operations before claim and selling expenses	4,488	—	4,488	4,423	130	4,553	3,812	149	3,961
Commissions and Banking Fees	34,533	4,024	38,557	35,283	3,749	39,032	33,211	3,598	36,809

(1)	Includes interest and similar income, dividend income, net gain (loss) on investment securities and derivatives, foreign exchange results, and exchange variation on transactions abroad.
(2)	ITAÚ UNIBANCO HOLDING does not have customers representing 10% or higher of its revenues.